Share-based compensation, Fair Values of the Options Granted (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) yr $ / shares	Dec. 31, 2024 USD ($) yr $ / shares	Dec. 31, 2023 USD ($) yr $ / shares
Weighted average assumptions [Abstract]
Strike price (in dollars per share) | $ / shares	$ 4.12	$ 1.37	$ 5.41
Award life (weighted average) | yr	5.65	5.55	5.6
Expected dividends	0.00%	0.00%	0.00%
Other reserves within equity on consolidated statement | $	$ 13,292	$ 5,194
Expense (benefit) for awards recognized | $	8,504	1,171	$ 2,291
Share Option Plan [member]
Weighted average assumptions [Abstract]
Other reserves within equity on consolidated statement | $	$ 13,100	$ 4,900
Bottom of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share) | $ / shares	$ 7.91	$ 5.8	$ 5.32
Expected volatility	83.00%	85.00%	83.00%
Risk-free interest rate	3.66%	3.54%	3.50%
Top of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share) | $ / shares	$ 16.49	$ 14.81	$ 13.15
Expected volatility	93.00%	94.00%	88.00%
Risk-free interest rate	4.47%	4.52%	4.77%